Business Combination (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - Dec. 31, 2022	CNY (¥)	USD ($)
Schedule of Fair Value of The Identifiable Assets Acquired and Liabilities [Abstract]
Copyright	¥ 8,955,000	$ 1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Total consideration	¥ 20,000,000	$ 3,090,760